UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $1,897,448 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   325866  6298136 SH       SOLE                  6298136
AUTOLIV INC                    COM              052800109   201652  3545850 SH       SOLE                  3545850
AUTOZONE INC                   COM              053332102    61465   449900 SH       SOLE                   449900
CBS CORP NEW                   CL B             124857202   163268  4900000 SH  CALL SOLE                  4900000
CBS CORP NEW                   CL B             124857202   207446  6225877 SH       SOLE                  6225877
CRONOS GROUP S A               SHS              L20708100    24160  1529136 SH       SOLE                  1529136
MOHAWK INDS INC                COM              608190104   286886  2846378 SH       SOLE                  2846378
NABORS INDUSTRIES LTD          SHS              G6359F103    41234  1235300 SH  CALL SOLE                  1235300
TRANSOCEAN INC                 ORD              G90078109   195003  1840000 SH       SOLE                  1840000
WELLS FARGO & CO NEW           COM              949746101   357056 10152300 SH  CALL SOLE                 10152300
WELLS FARGO & CO NEW           COM              949746101    33412   950000 SH       SOLE                   950000